Commitments and Contigencies	12 Months Ended
Dec. 31, 2014
Commitment and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17: COMMITMENTS AND CONTINGENCIES

As of December 31, 2014, Navios Acquisition had commitments for future remaining contractual deposits for vessels to be delivered on various dates through February 2015.

On November 18, 2014, Navios Acquisition entered into a backstop agreement with Navios Midstream. In accordance with the terms of the backstop agreement, Navios Acquisition has committed to charter-in the Shinyo Ocean and Shinyo Kannika for a two-year period at the time of their redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Furthermore, Navios Maritime Acquisition has committed to charter-in the following option vessels: a) Nave Celeste for a two-year period at the time of her redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate and b) Nave Galactic and Nave Quasar for a four-year period at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit-sharing.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company's financial position, results of operations or liquidity.

The future minimum commitments by period as of December 31, 2014, of Navios Acquisition under its contractual obligations related to newbuilding vessels, are as follows:

Amount
December 31, 2015	$29,368

Total	$29,368